UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2018

ETF-QTLY-0918
1.805775.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 87.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 0.2%
ADOMANI, Inc. (a)(b)	17,110	$11,479
Dorman Products, Inc. (a)	5,797	469,441
Fox Factory Holding Corp. (a)	10,624	701,715
Gentex Corp.	52,142	1,219,080
Gentherm, Inc. (a)	10,989	540,659
The Goodyear Tire & Rubber Co.	37,951	861,108
Visteon Corp. (a)	4,706	519,495
		4,322,977
Automobiles - 0.3%
Tesla, Inc. (a)(b)	21,372	6,447,078
Distributors - 0.2%
Core-Mark Holding Co., Inc.	15,610	558,370
LKQ Corp. (a)	55,033	1,899,739
Pool Corp.	6,499	1,067,526
		3,525,635
Diversified Consumer Services - 0.1%
Career Education Corp. (a)	25,204	402,004
Grand Canyon Education, Inc. (a)	8,724	1,039,377
Houghton Mifflin Harcourt Co. (a)	44,165	284,864
Strategic Education, Inc.	6,826	947,244
		2,673,489
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	19,821	382,545
Caesars Entertainment Corp. (a)(b)	27,678	282,316
Churchill Downs, Inc.	2,670	754,542
Cracker Barrel Old Country Store, Inc. (b)	2,916	434,746
Dave & Buster's Entertainment, Inc. (a)	10,852	631,261
Denny's Corp. (a)	21,235	320,011
Dunkin' Brands Group, Inc. (b)	13,177	960,472
Eldorado Resorts, Inc. (a)(b)	10,299	494,867
Empire Resorts, Inc. (a)	11,298	140,660
Extended Stay America, Inc. unit	27,638	557,735
Golden Entertainment, Inc. (a)	10,669	309,508
Huazhu Group Ltd. ADR (b)	27,320	940,354
ILG, Inc.	19,426	663,009
International Speedway Corp. Class A	8,205	362,251
Jack in the Box, Inc.	4,374	396,459
Marriott International, Inc. Class A	45,780	5,789,797
Melco Crown Entertainment Ltd. sponsored ADR	32,983	787,634
Monarch Casino & Resort, Inc. (a)	6,579	309,542
Papa John's International, Inc. (b)	6,720	309,926
Penn National Gaming, Inc. (a)	15,093	520,105
Pinnacle Entertainment, Inc. (a)	14,828	507,711
Playa Hotels & Resorts NV (a)	34,044	351,675
Red Robin Gourmet Burgers, Inc. (a)(b)	5,044	208,317
Ruth's Hospitality Group, Inc.	11,927	367,352
Scientific Games Corp. Class A (a)	16,148	489,284
Sonic Corp. (b)	12,304	441,221
Starbucks Corp.	197,452	10,553,809
Texas Roadhouse, Inc. Class A	11,621	801,268
The Cheesecake Factory, Inc. (b)	7,961	423,286
The Stars Group, Inc. (a)	39,767	1,129,322
Wendy's Co.	45,043	795,009
Wingstop, Inc.	8,406	562,782
Wynn Resorts Ltd.	15,272	2,265,448
		34,244,224
Household Durables - 0.2%
Cavco Industries, Inc. (a)	2,429	596,077
Garmin Ltd.	28,121	1,916,165
GoPro, Inc. Class A (a)(b)	24,270	155,571
Helen of Troy Ltd. (a)	3,873	460,693
iRobot Corp. (a)(b)	5,461	619,824
LGI Homes, Inc. (a)(b)	5,857	337,363
SodaStream International Ltd. (a)	3,692	527,033
Universal Electronics, Inc. (a)	5,953	257,170
		4,869,896
Internet & Direct Marketing Retail - 8.8%
Amazon.com, Inc. (a)	63,970	128,753,059
Cnova NV (a)	51,096	247,915
Ctrip.com International Ltd. ADR (a)	69,430	2,718,185
Expedia, Inc.	21,352	2,786,436
Groupon, Inc. (a)	124,179	530,244
JD.com, Inc. sponsored ADR (a)	114,330	3,578,529
Liberty Expedia Holdings, Inc. (a)	12,775	589,566
Liberty Interactive Corp. QVC Group Series A (a)	64,591	1,342,847
Liberty TripAdvisor Holdings, Inc. (a)	30,048	476,261
MakeMyTrip Ltd. (a)(b)	14,685	464,780
Netflix, Inc. (a)	59,564	21,900,492
NutriSystem, Inc.	11,116	411,292
Overstock.com, Inc. (a)(b)	4,982	145,474
PetMed Express, Inc. (b)	7,558	277,303
Shutterfly, Inc. (a)(b)	7,493	582,056
The Booking Holdings, Inc. (a)	6,768	13,208,090
TripAdvisor, Inc. (a)(b)	25,077	1,361,932
		179,374,461
Leisure Products - 0.2%
American Outdoor Brands Corp. (a)(b)	18,071	253,536
Hasbro, Inc.	19,578	1,944,291
Mattel, Inc. (b)	60,458	932,867
		3,130,694
Media - 3.5%
AMC Networks, Inc. Class A (a)(b)	9,570	601,092
Charter Communications, Inc. Class A (a)	33,443	10,380,707
Comcast Corp. Class A	627,417	23,208,155
Criteo SA sponsored ADR (a)(b)	16,427	407,554
Discovery Communications, Inc.:
Class A (a)(b)	25,755	716,762
Class C (non-vtg.) (a)	35,201	902,554
DISH Network Corp. Class A (a)	31,794	1,123,918
GCI Liberty, Inc. (a)	16,028	786,654
Liberty Broadband Corp.:
Class A (a)	4,132	334,692
Class C (a)	25,176	2,041,522
Liberty Global PLC:
Class A (a)	31,739	850,923
Class C (a)	82,696	2,140,999
Liberty Latin America Ltd. (a)	19,998	392,561
Liberty Latin America Ltd. Class A (a)	8,474	167,023
Liberty Media Corp.:
Liberty Braves Class C (a)	13,640	362,415
Liberty Formula One Group Series C (a)(b)	37,410	1,382,674
Liberty SiriusXM Series A (a)	20,451	955,880
Liberty SiriusXM Series C (a)	39,700	1,867,488
Loral Space & Communications Ltd. (a)	7,841	347,748
MDC Partners, Inc. Class A (a)	34,104	165,404
News Corp.:
Class A	62,279	813,987
Class B	32,038	435,717
Nexstar Broadcasting Group, Inc. Class A	7,342	602,044
Scholastic Corp.	9,678	406,863
Sinclair Broadcast Group, Inc. Class A	13,676	395,920
Sirius XM Holdings, Inc. (b)	640,779	4,549,531
Twenty-First Century Fox, Inc.:
Class A	150,088	6,813,995
Class B	113,833	5,111,102
Viacom, Inc.:
Class A	8,548	288,068
Class B (non-vtg.)	58,152	1,702,691
VisionChina Media, Inc. ADR (a)(c)	436	0
		70,256,643
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	32,244	2,595,964
Ollie's Bargain Outlet Holdings, Inc. (a)	11,625	1,012,538
Sears Holdings Corp. (a)(b)	22,999	30,819
		3,639,321
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc.	17,387	311,923
Conn's, Inc. (a)	7,830	321,030
Five Below, Inc. (a)	9,127	1,063,022
Michaels Companies, Inc. (a)	33,245	564,833
Monro, Inc. (b)	8,500	603,075
O'Reilly Automotive, Inc. (a)	11,238	3,769,450
Office Depot, Inc.	121,897	408,355
Rent-A-Center, Inc. (a)	19,912	293,503
Ross Stores, Inc.	52,035	4,983,912
Sleep Number Corp. (a)	11,814	398,132
The Children's Place Retail Stores, Inc.	3,491	491,358
Tile Shop Holdings, Inc.	21,223	162,356
Tractor Supply Co.	19,501	1,721,548
Ulta Beauty, Inc. (a)	9,187	2,388,620
Urban Outfitters, Inc. (a)	21,376	993,556
		18,474,673
Textiles, Apparel & Luxury Goods - 0.3%
Carbon Black, Inc.	9,650	244,435
Columbia Sportswear Co.	13,704	1,242,953
Crocs, Inc. (a)	21,773	449,830
G-III Apparel Group Ltd. (a)	12,475	567,363
lululemon athletica, Inc. (a)	21,243	3,291,178
Sonos, Inc. (b)	14,066	270,911
Steven Madden Ltd.	13,180	766,417
		6,833,087

TOTAL CONSUMER DISCRETIONARY		337,792,178

CONSUMER STAPLES - 3.9%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated	2,149	364,384
MGP Ingredients, Inc.	4,762	367,198
Monster Beverage Corp. (a)	76,969	4,686,642
National Beverage Corp. (b)	7,114	838,314
PepsiCo, Inc.	193,766	21,703,730
		27,960,268
Food & Staples Retailing - 1.3%
Andersons, Inc.	8,999	367,609
Casey's General Stores, Inc.	4,753	542,650
Costco Wholesale Corp.	61,607	14,362,440
PriceSmart, Inc.	5,347	464,387
SpartanNash Co.	11,346	242,237
Sprouts Farmers Market LLC (a)	26,175	692,852
United Natural Foods, Inc. (a)	8,500	301,835
Walgreens Boots Alliance, Inc.	138,976	9,528,195
		26,502,205
Food Products - 1.1%
Bridgford Foods Corp. (a)	2,873	40,394
Cal-Maine Foods, Inc.	3,501	173,124
Calavo Growers, Inc. (b)	4,774	505,328
Hostess Brands, Inc. Class A (a)(b)	28,347	333,361
J&J Snack Foods Corp.	2,608	379,464
Lancaster Colony Corp.	3,236	505,690
Mondelez International, Inc.	208,868	8,922,841
Pilgrim's Pride Corp. (a)(b)	34,880	644,931
Sanderson Farms, Inc.	3,511	371,323
SunOpta, Inc. (a)	38,100	291,465
The Hain Celestial Group, Inc. (a)	16,383	467,898
The Kraft Heinz Co.	171,226	9,977,339
		22,613,158
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,121	367,696
WD-40 Co. (b)	3,615	641,482
		1,009,178
Personal Products - 0.0%
Inter Parfums, Inc.	8,708	568,632

TOTAL CONSUMER STAPLES		78,653,441

ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Archrock, Inc.	1	13
Mammoth Energy Services, Inc.	11,944	328,221
NCS Multistage Holdings, Inc. (a)(b)	14,797	240,747
Patterson-UTI Energy, Inc.	30,906	529,420
		1,098,401
Oil, Gas & Consumable Fuels - 0.4%
Alliance Resource Partners LP	49,407	993,081
Alta Mesa Resources, Inc. Class A (a)(b)	7,941	37,640
Amplify Energy Corp. warrants 5/4/22 (a)	322	48
Calumet Specialty Products Partners LP (a)	25,938	178,972
Carrizo Oil & Gas, Inc. (a)	18,300	443,226
Centennial Resource Development, Inc. Class A (a)(b)	48,806	940,492
Diamondback Energy, Inc.	17,136	2,074,827
Extraction Oil & Gas, Inc. (a)(b)	44,535	514,379
Golar LNG Ltd.	19,477	497,832
Golar LNG Partners LP	17,268	233,463
Green Plains, Inc.	15,982	283,681
Gulfport Energy Corp. (a)	39,047	459,193
Hongli Clean Energy Technologies Corp. (a)(c)	225	1,042
Nextdecade Corp. (a)	35,217	239,123
PDC Energy, Inc. (a)	13,030	686,551
Tellurian, Inc. (a)(b)	53,784	520,091
Ultra Petroleum Corp. (a)(b)	34,636	45,373
Viper Energy Partners LP	6,322	245,989
		8,395,003

TOTAL ENERGY		9,493,404

FINANCIALS - 6.3%
Banks - 2.8%
1st Source Corp.	7,378	413,094
Ameris Bancorp	9,617	477,484
BancFirst Corp.	8,304	529,795
Bank of the Ozarks, Inc.	18,056	730,546
Banner Corp.	8,386	539,471
Blue Hills Bancorp, Inc.	12,552	288,696
BOK Financial Corp. (b)	11,389	1,167,942
Boston Private Financial Holdings, Inc.	23,841	344,502
Bridge Bancorp, Inc.	8,042	281,470
Brookline Bancorp, Inc., Delaware	23,370	424,166
Camden National Corp.	6,611	302,387
Cathay General Bancorp	11,326	479,090
Centerstate Banks of Florida, Inc.	7,215	220,923
Chemical Financial Corp.	11,793	673,616
City Holding Co.	4,815	390,400
CoBiz, Inc.	15,355	353,933
Columbia Banking Systems, Inc.	13,899	587,233
Commerce Bancshares, Inc.	20,483	1,455,522
Community Trust Bancorp, Inc.	6,486	320,408
ConnectOne Bancorp, Inc.	11,660	287,419
CVB Financial Corp.	25,181	605,603
Eagle Bancorp, Inc. (a)	5,884	316,853
East West Bancorp, Inc.	26,619	1,687,378
Enterprise Financial Services Corp.	7,686	432,722
Fifth Third Bancorp	110,265	3,245,099
First Bancorp, North Carolina	9,259	386,285
First Busey Corp.	13,074	419,022
First Citizen Bancshares, Inc.	2,191	1,040,747
First Financial Bancorp, Ohio	4,135	129,839
First Financial Bankshares, Inc.	14,465	873,686
First Financial Corp., Indiana	5,622	289,252
First Hawaiian, Inc.	28,507	826,418
First Merchants Corp.	3,935	189,352
First Midwest Bancorp, Inc., Delaware	10,922	296,860
Flushing Financial Corp.	10,634	275,633
Fulton Financial Corp.	27,992	509,454
German American Bancorp, Inc.	8,561	321,808
Glacier Bancorp, Inc.	16,909	772,403
Great Southern Bancorp, Inc.	5,422	321,525
Green Bancorp, Inc.	13,738	329,712
Grupo Financiero Galicia SA sponsored ADR	9,382	211,095
Guaranty Bancorp	10,760	336,250
Hancock Whitney Corp.	12,168	627,260
Hanmi Financial Corp.	10,757	280,758
HarborOne Bancorp, Inc. (a)	14,205	279,981
Heartland Financial U.S.A., Inc.	8,091	491,933
Home Bancshares, Inc.	27,057	633,404
Hope Bancorp, Inc.	12,672	221,887
Huntington Bancshares, Inc.	165,746	2,686,743
IBERIABANK Corp.	6,762	585,927
Independent Bank Corp., Massachusetts	6,807	620,118
Independent Bank Group, Inc.	7,113	492,575
International Bancshares Corp.	15,135	709,075
Investors Bancorp, Inc.	40,374	516,787
Lakeland Bancorp, Inc.	16,412	316,752
Lakeland Financial Corp.	7,410	365,091
LegacyTexas Financial Group, Inc.	6,119	283,126
Live Oak Bancshares, Inc.	11,855	358,614
MB Financial, Inc.	14,460	700,732
NBT Bancorp, Inc.	12,016	486,408
Old National Bancorp, Indiana	19,496	395,769
Opus Bank	12,180	345,303
Pacific Premier Bancorp, Inc. (a)	11,885	470,052
PacWest Bancorp	18,305	924,219
People's Utah Bancorp	8,486	306,769
Peoples United Financial, Inc.	48,647	900,456
Pinnacle Financial Partners, Inc.	10,213	659,249
Popular, Inc.	15,098	760,033
Preferred Bank, Los Angeles	5,279	323,128
Renasant Corp.	4,428	206,743
Republic Bancorp, Inc., Kentucky Class A	7,331	356,360
S&T Bancorp, Inc.	9,943	463,940
Sandy Spring Bancorp, Inc.	10,302	401,778
Seacoast Banking Corp., Florida (a)	14,368	454,316
ServisFirst Bancshares, Inc.	12,594	542,801
Signature Bank	8,013	927,425
Simmons First National Corp. Class A	16,092	508,507
South State Corp.	5,464	450,507
Southside Bancshares, Inc.	10,779	383,732
State Bank Financial Corp.	11,946	389,201
Stock Yards Bancorp, Inc.	8,120	314,244
SVB Financial Group (a)	8,849	2,856,015
Texas Capital Bancshares, Inc. (a)	7,786	692,175
TowneBank	6,296	205,250
Trico Bancshares	8,073	313,878
Trustmark Corp.	5,501	195,175
UMB Financial Corp.	8,982	675,806
Umpqua Holdings Corp.	40,731	871,643
Union Bankshares Corp.	6,123	254,717
United Bankshares, Inc., West Virginia	17,087	673,228
United Community Bank, Inc.	10,238	310,621
Univest Corp. of Pennsylvania	10,996	313,386
Washington Trust Bancorp, Inc.	5,927	355,620
WesBanco, Inc.	11,087	547,143
Westamerica Bancorp. (b)	7,098	454,485
Wintrust Financial Corp.	11,108	983,613
Zions Bancorporation	31,514	1,679,381
		56,608,932
Capital Markets - 2.0%
BGC Partners, Inc. Class A	57,765	717,441
Blucora, Inc. (a)	14,717	532,755
Brighthouse Financial, Inc. (a)	17,028	706,832
Carlyle Group LP	25,056	581,299
Cboe Global Markets, Inc.	14,754	1,487,203
CME Group, Inc.	56,958	9,952,271
Diamond Hill Investment Group, Inc.	1,367	255,069
E*TRADE Financial Corp. (a)	46,929	2,762,241
Interactive Brokers Group, Inc.	11,759	730,939
LPL Financial	17,732	1,174,568
MarketAxess Holdings, Inc.	7,028	1,334,055
Morningstar, Inc.	8,490	1,208,297
Northern Trust Corp.	38,661	4,154,511
SEI Investments Co.	28,260	1,782,641
T. Rowe Price Group, Inc.	41,841	4,848,953
TD Ameritrade Holding Corp.	89,882	5,264,389
The NASDAQ OMX Group, Inc.	29,196	2,786,466
WisdomTree Investments, Inc.	42,040	345,569
		40,625,499
Consumer Finance - 0.2%
Credit Acceptance Corp. (a)(b)	2,875	1,313,041
Encore Capital Group, Inc. (a)(b)	8,099	313,836
Navient Corp.	44,838	611,590
PRA Group, Inc. (a)(b)	12,020	439,331
SLM Corp. (a)	81,034	949,718
World Acceptance Corp. (a)	2,724	323,094
		3,950,610
Diversified Financial Services - 0.0%
GTY Technology Holdings, Inc. Class A (a)	16,432	166,620
Insurance - 0.9%
American National Insurance Co.	4,771	612,310
Amerisafe, Inc.	6,440	410,872
AmTrust Financial Services, Inc. (b)	30,102	437,683
Arch Capital Group Ltd. (a)	58,620	1,792,013
Cincinnati Financial Corp.	25,239	1,935,074
Enstar Group Ltd. (a)	2,346	500,871
Erie Indemnity Co. Class A	9,009	1,112,882
James River Group Holdings Ltd.	9,727	398,321
Kinsale Capital Group, Inc.	6,865	417,186
Maiden Holdings Ltd.	26,360	100,168
National General Holdings Corp.	17,406	475,358
National Western Life Group, Inc.	1,101	358,871
Navigators Group, Inc.	7,774	544,180
Principal Financial Group, Inc.	44,960	2,481,342
Safety Insurance Group, Inc.	4,751	459,422
Selective Insurance Group, Inc.	8,718	559,696
State Auto Financial Corp.	12,964	406,940
Trupanion, Inc. (a)(b)	11,323	432,425
United Fire Group, Inc.	7,848	388,711
United Insurance Holdings Corp.	16,721	348,298
Willis Group Holdings PLC	21,135	3,112,551
		17,285,174
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	55,582	1,057,170
American Capital Mortgage Investment Corp.	16,196	317,442
		1,374,612
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	4,818	455,060
Thrifts & Mortgage Finance - 0.3%
Beneficial Bancorp, Inc.	22,601	397,778
BofI Holding, Inc. (a)(b)	12,451	463,675
Capitol Federal Financial, Inc.	36,745	485,401
HomeStreet, Inc. (a)	10,374	305,514
Kearny Financial Corp.	25,184	345,021
Lendingtree, Inc. (a)(b)	2,019	511,514
Meridian Bancorp, Inc. Maryland	17,247	308,721
Meta Financial Group, Inc.	3,010	260,666
NMI Holdings, Inc. (a)	19,709	425,714
Northfield Bancorp, Inc.	17,962	292,421
Northwest Bancshares, Inc.	27,112	493,981
OceanFirst Financial Corp.	14,495	423,254
TFS Financial Corp.	56,548	873,101
Trustco Bank Corp., New York	34,714	321,105
United Financial Bancorp, Inc. New	17,930	318,616
Washington Federal, Inc.	9,917	338,170
WSFS Financial Corp.	8,508	415,190
		6,979,842

TOTAL FINANCIALS		127,446,349

HEALTH CARE - 10.7%
Biotechnology - 6.0%
Abeona Therapeutics, Inc. (a)(b)	10,062	154,955
AC Immune SA (a)	21,004	195,127
ACADIA Pharmaceuticals, Inc. (a)(b)	22,784	323,988
Acceleron Pharma, Inc. (a)	12,208	659,476
Achaogen, Inc. (a)(b)	14,941	79,038
Acorda Therapeutics, Inc. (a)	15,255	439,344
Aduro Biotech, Inc. (a)	24,923	184,430
Agios Pharmaceuticals, Inc. (a)(b)	9,263	747,709
Aimmune Therapeutics, Inc. (a)(b)	15,161	423,144
Akebia Therapeutics, Inc. (a)	25,867	212,368
Alder Biopharmaceuticals, Inc. (a)(b)	19,905	360,281
Alexion Pharmaceuticals, Inc. (a)	31,344	3,831,491
Alkermes PLC (a)(b)	25,652	1,150,236
Alnylam Pharmaceuticals, Inc. (a)	16,843	2,066,131
AMAG Pharmaceuticals, Inc. (a)(b)	9,149	223,236
Amarin Corp. PLC ADR (a)	101,733	321,476
Amgen, Inc.	86,591	17,301,748
Amicus Therapeutics, Inc. (a)(b)	29,108	392,376
AnaptysBio, Inc. (a)	4,611	408,719
Arena Pharmaceuticals, Inc. (a)	10,376	403,004
Array BioPharma, Inc. (a)	37,492	583,750
Ascendis Pharma A/S sponsored ADR (a)	7,229	513,114
Audentes Therapeutics, Inc. (a)	9,226	335,826
Axovant Sciences Ltd. (a)(b)	37,795	94,488
BeiGene Ltd. ADR (a)(b)	5,587	991,860
Biogen, Inc. (a)	29,685	10,493,351
BioMarin Pharmaceutical, Inc. (a)	26,757	2,675,165
bluebird bio, Inc. (a)	7,688	1,293,890
Blueprint Medicines Corp. (a)	7,680	588,826
Calyxt, Inc. (a)(b)	7,419	125,604
Celgene Corp. (a)	105,755	9,988,560
China Biologic Products Holdings, Inc. (a)(b)	5,343	479,053
Clovis Oncology, Inc. (a)	8,828	315,601
Coherus BioSciences, Inc. (a)	19,899	400,965
CRISPR Therapeutics AG (a)(b)	9,712	550,379
Cytokinetics, Inc. (a)	18,975	149,903
CytomX Therapeutics, Inc. (a)	11,297	254,070
DBV Technologies SA sponsored ADR (a)	10,007	222,556
Dyax Corp. rights 12/31/19 (a)(c)	12,922	51,688
Dynavax Technologies Corp. (a)(b)	15,629	216,462
Eagle Pharmaceuticals, Inc. (a)(b)	5,763	398,396
Editas Medicine, Inc. (a)(b)	10,446	342,942
Enanta Pharmaceuticals, Inc. (a)	5,218	474,473
Epizyme, Inc. (a)	13,661	161,200
Esperion Therapeutics, Inc. (a)(b)	6,926	342,768
Exact Sciences Corp. (a)(b)	16,660	1,247,667
Exelixis, Inc. (a)	50,205	943,352
FibroGen, Inc. (a)	15,100	923,365
Five Prime Therapeutics, Inc. (a)	9,318	130,452
Flexion Therapeutics, Inc. (a)(b)	9,998	228,954
Genomic Health, Inc. (a)	11,293	690,793
Gilead Sciences, Inc.	183,856	13,923,415
Global Blood Therapeutics, Inc. (a)(b)	8,477	414,949
Grifols SA ADR	30,668	667,029
Halozyme Therapeutics, Inc. (a)	26,858	494,456
ImmunoGen, Inc. (a)	36,791	374,900
Immunomedics, Inc. (a)(b)	27,560	737,506
Incyte Corp. (a)	31,787	2,349,377
Inovio Pharmaceuticals, Inc. (a)	46,868	246,526
Insmed, Inc. (a)(b)	14,701	292,991
Insys Therapeutics, Inc. (a)(b)	16,274	152,162
Intellia Therapeutics, Inc. (a)(b)	10,588	327,487
Intercept Pharmaceuticals, Inc. (a)(b)	4,918	549,832
Ionis Pharmaceuticals, Inc. (a)(b)	21,151	966,389
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	30,225	581,529
Jounce Therapeutics, Inc. (a)(b)	8,703	68,319
Keryx Biopharmaceuticals, Inc. (a)(b)	41,003	139,820
La Jolla Pharmaceutical Co. (a)(b)	5,953	137,157
Lexicon Pharmaceuticals, Inc. (a)(b)	33,442	386,924
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,045	790,756
General CVR (a)	1,530	15
Glucagon CVR	1,530	99
rights (a)	1,530	10
TR Beta CVR (a)	1,530	107
Loxo Oncology, Inc. (a)(b)	5,387	910,295
Macrogenics, Inc. (a)	13,726	300,188
MiMedx Group, Inc. (a)(b)	22,803	120,856
Momenta Pharmaceuticals, Inc. (a)	15,983	423,550
Myriad Genetics, Inc. (a)	17,639	878,246
Natera, Inc. (a)	17,402	480,991
Neurocrine Biosciences, Inc. (a)	16,924	2,080,806
Novelion Therapeutics, Inc. (a)(b)	45,473	171,888
Opko Health, Inc. (a)(b)	148,325	878,084
Portola Pharmaceuticals, Inc. (a)	12,444	371,453
Prothena Corp. PLC (a)	8,382	127,574
PTC Therapeutics, Inc. (a)	11,739	489,986
Puma Biotechnology, Inc. (a)(b)	6,446	283,302
Radius Health, Inc. (a)(b)	9,105	187,290
Regeneron Pharmaceuticals, Inc. (a)	15,404	6,265,577
REGENXBIO, Inc. (a)	8,646	609,111
Repligen Corp. (a)	11,891	652,578
Retrophin, Inc. (a)	13,092	414,885
Sage Therapeutics, Inc. (a)	6,782	1,114,011
Sangamo Therapeutics, Inc. (a)(b)	18,038	329,194
Sarepta Therapeutics, Inc. (a)(b)	10,896	1,504,084
Seattle Genetics, Inc. (a)(b)	24,364	1,870,181
Shire PLC sponsored ADR	10,053	1,761,989
Spark Therapeutics, Inc. (a)(b)	6,705	413,095
Spectrum Pharmaceuticals, Inc. (a)	28,610	615,973
Synergy Pharmaceuticals, Inc. (a)(b)	52,166	101,724
TESARO, Inc. (a)(b)	9,060	293,997
TG Therapeutics, Inc. (a)(b)	12,123	153,962
Tobira Therapeutics, Inc. rights (a)(b)(c)	1,750	13,073
Ultragenyx Pharmaceutical, Inc. (a)	8,625	730,796
United Therapeutics Corp. (a)	6,770	832,642
Versartis, Inc. (a)	48,112	86,602
Vertex Pharmaceuticals, Inc. (a)	35,615	6,567,406
Xencor, Inc. (a)	13,168	550,291
ZIOPHARM Oncology, Inc. (a)(b)	51,783	151,206
		122,426,391
Health Care Equipment & Supplies - 2.0%
Abiomed, Inc. (a)	7,416	3,015,197
Align Technology, Inc. (a)	11,632	4,495,652
Anika Therapeutics, Inc. (a)(b)	6,179	255,749
Atrion Corp.	503	329,490
AxoGen, Inc. (a)	9,743	427,231
Cardiovascular Systems, Inc. (a)	12,589	485,054
CONMED Corp.	7,389	594,297
Dentsply Sirona, Inc.	29,085	1,161,073
DexCom, Inc. (a)	14,485	2,091,344
Heska Corp. (a)	2,218	237,326
Hologic, Inc. (a)	34,521	1,372,555
ICU Medical, Inc. (a)	2,921	893,826
IDEXX Laboratories, Inc. (a)	11,655	2,960,836
Inogen, Inc. (a)	3,625	960,299
Insulet Corp. (a)	10,084	1,051,459
Integra LifeSciences Holdings Corp. (a)	11,970	711,856
Intuitive Surgical, Inc. (a)	15,911	8,910,160
iRhythm Technologies, Inc. (a)	6,590	613,463
K2M Group Holdings, Inc. (a)	15,464	422,786
Lantheus Holdings, Inc. (a)	8,539	137,478
LeMaitre Vascular, Inc.	7,750	290,703
LivaNova PLC (a)	7,685	964,852
Masimo Corp. (a)	7,386	870,736
Mazor Robotics Ltd. sponsored ADR (a)(b)	5,746	274,601
Meridian Bioscience, Inc.	18,255	286,604
Merit Medical Systems, Inc. (a)	9,841	579,143
Natus Medical, Inc. (a)	10,697	398,998
Neogen Corp. (a)	10,094	943,183
Novocure Ltd. (a)	23,470	1,057,324
NuVasive, Inc. (a)	7,930	556,607
NxStage Medical, Inc. (a)	17,660	500,484
OraSure Technologies, Inc. (a)	20,327	325,435
Orthofix International NV (a)	5,480	293,509
Quidel Corp. (a)	8,674	666,857
Synergetics U.S.A., Inc. (a)(c)	3,200	0
Tactile Systems Technology, Inc. (a)(b)	5,281	357,365
Varex Imaging Corp. (a)(b)	11,024	346,154
Wright Medical Group NV (a)	9,010	261,110
		40,100,796
Health Care Providers & Services - 0.8%
Acadia Healthcare Co., Inc. (a)(b)	15,973	663,359
Amedisys, Inc. (a)	7,146	893,321
BioTelemetry, Inc. (a)	11,023	681,221
Corvel Corp. (a)	6,207	369,006
Express Scripts Holding Co. (a)	77,586	6,829,120
G1 Therapeutics, Inc. (a)(b)	8,655	525,185
HealthEquity, Inc. (a)(b)	10,460	985,437
Henry Schein, Inc. (a)	19,221	1,493,087
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	16,248	319,273
LHC Group, Inc. (a)	1,471	145,526
LifePoint Hospitals, Inc. (a)	10,033	646,125
Magellan Health Services, Inc. (a)	4,055	298,043
National Research Corp. Class A	8,986	351,802
National Vision Holdings, Inc.	11,119	492,016
Patterson Companies, Inc.	8,003	180,468
Premier, Inc. (a)(b)	8,642	382,236
Surgery Partners, Inc. (a)	11,157	193,574
The Ensign Group, Inc.	14,847	580,072
Tivity Health, Inc. (a)	10,911	375,338
		16,404,209
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	17,583	256,888
athenahealth, Inc. (a)	6,513	1,002,351
Cerner Corp. (a)	44,144	2,874,216
HMS Holdings Corp. (a)	23,846	764,264
Inovalon Holdings, Inc. Class A (a)(b)	27,193	299,123
Medidata Solutions, Inc. (a)(b)	9,891	840,537
NantHealth, Inc. (a)(b)	36,039	80,007
Omnicell, Inc. (a)	10,311	708,881
Quality Systems, Inc. (a)	22,775	521,320
		7,347,587
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	15,828	389,369
Bio-Techne Corp.	7,333	1,409,183
Bruker Corp.	25,287	899,711
ICON PLC (a)	8,433	1,256,686
Illumina, Inc. (a)	20,654	7,328,659
Luminex Corp.	15,456	436,014
Medpace Holdings, Inc. (a)	10,666	637,720
NeoGenomics, Inc. (a)(b)	34,550	478,518
Pacific Biosciences of California, Inc. (a)(b)	35,238	175,838
PRA Health Sciences, Inc. (a)	8,639	912,278
Syneos Health, Inc. (a)	16,839	839,424
		14,763,400
Pharmaceuticals - 0.8%
Aclaris Therapeutics, Inc. (a)(b)	9,596	152,768
Aerie Pharmaceuticals, Inc. (a)(b)	9,681	593,929
Akcea Therapeutics, Inc. (a)(b)	14,357	379,168
Akorn, Inc. (a)	15,126	237,327
Amphastar Pharmaceuticals, Inc. (a)	15,525	294,665
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
AstraZeneca PLC rights (a)(c)	1,845	0
Athenex, Inc. (a)(b)	14,234	233,865
BeyondSpring, Inc. (a)(b)	5,158	115,230
Corcept Therapeutics, Inc. (a)(b)	23,127	347,368
Dermira, Inc. (a)	11,857	112,879
Dova Pharmaceuticals, Inc. (a)(b)	8,161	207,697
Endo International PLC (a)	41,597	713,389
GW Pharmaceuticals PLC ADR (a)(b)	4,257	624,842
Horizon Pharma PLC (a)	32,736	692,039
Innoviva, Inc. (a)(b)	26,567	385,753
Intersect ENT, Inc. (a)	9,363	274,336
Intra-Cellular Therapies, Inc. (a)	11,354	249,107
Jazz Pharmaceuticals PLC (a)	9,634	1,646,643
Kala Pharmaceuticals, Inc. (a)(b)	9,397	126,953
Mylan NV (a)	72,606	2,841,073
MyoKardia, Inc. (a)	7,287	449,244
Nektar Therapeutics (a)	26,443	1,758,195
Omeros Corp. (a)(b)	8,379	216,849
Pacira Pharmaceuticals, Inc. (a)	8,328	392,665
Paratek Pharmaceuticals, Inc. (a)(b)	11,896	121,934
Reata Pharmaceuticals, Inc. (a)	6,201	535,518
Revance Therapeutics, Inc. (a)	11,686	320,196
Supernus Pharmaceuticals, Inc. (a)	11,243	498,065
The Medicines Company (a)(b)	16,082	637,008
TherapeuticsMD, Inc. (a)(b)	46,886	303,821
Theravance Biopharma, Inc. (a)	15,078	436,810
WAVE Life Sciences (a)	7,050	375,765
		16,275,101

TOTAL HEALTH CARE		217,317,484

INDUSTRIALS - 4.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	7,760	682,570
Axon Enterprise, Inc. (a)(b)	11,762	802,874
Elbit Systems Ltd.	7,858	1,002,681
KLX, Inc. (a)	8,771	647,651
Kratos Defense & Security Solutions, Inc. (a)(b)	25,759	344,140
Mercury Systems, Inc. (a)	9,764	532,236
		4,012,152
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	17,158	349,165
Atlas Air Worldwide Holdings, Inc. (a)	7,030	428,127
C.H. Robinson Worldwide, Inc.	21,343	2,050,635
Expeditors International of Washington, Inc.	26,472	1,939,868
Forward Air Corp.	8,075	518,900
Hub Group, Inc. Class A (a)	9,916	524,061
		5,810,756
Airlines - 0.3%
Allegiant Travel Co.	3,200	436,000
American Airlines Group, Inc.	63,768	2,581,329
Hawaiian Holdings, Inc.	9,096	377,484
JetBlue Airways Corp. (a)	45,996	877,604
Ryanair Holdings PLC sponsored ADR (a)	17,481	1,780,789
SkyWest, Inc.	10,397	678,924
		6,732,130
Building Products - 0.1%
AAON, Inc. (b)	12,806	517,362
American Woodmark Corp. (a)	4,616	392,129
Apogee Enterprises, Inc.	7,156	352,218
Builders FirstSource, Inc. (a)	10,009	156,341
Caesarstone Sdot-Yam Ltd. (b)	8,386	158,915
Gibraltar Industries, Inc. (a)	9,638	437,565
Patrick Industries, Inc. (a)	7,040	450,560
Universal Forest Products, Inc.	4,801	179,845
		2,644,935
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	13,840	392,779
Cimpress NV (a)(b)	5,553	777,420
Cintas Corp.	14,406	3,073,808
Copart, Inc. (a)	34,712	2,232,329
Healthcare Services Group, Inc.	8,044	331,493
Herman Miller, Inc.	15,184	581,547
Interface, Inc.	16,627	391,566
Kimball International, Inc. Class B	15,484	270,505
Matthews International Corp. Class A	8,735	453,347
McGrath RentCorp.	7,164	415,512
Mobile Mini, Inc.	11,307	485,070
Multi-Color Corp.	5,544	342,342
SP Plus Corp. (a)	8,579	333,723
Stericycle, Inc. (a)	11,396	703,019
Tetra Tech, Inc.	5,882	410,564
U.S. Ecology, Inc.	6,214	452,069
		11,647,093
Construction & Engineering - 0.0%
Aegion Corp. (a)	13,155	328,349
Primoris Services Corp.	14,223	356,428
		684,777
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)(b)	42,964	153,419
Encore Wire Corp.	6,492	326,223
Sunrun, Inc. (a)(b)	27,549	361,443
TPI Composites, Inc. (a)	9,931	278,366
		1,119,451
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	28,353	2,177,794
Raven Industries, Inc.	10,448	505,683
		2,683,477
Machinery - 0.6%
Altra Industrial Motion Corp.	8,671	338,603
American Railcar Industries, Inc.	7,364	337,418
Astec Industries, Inc.	6,465	314,522
Chart Industries, Inc. (a)	7,859	593,747
Columbus McKinnon Corp. (NY Shares)	7,805	331,947
Franklin Electric Co., Inc.	11,868	580,345
Kornit Digital Ltd. (a)(b)	7,740	162,153
Lincoln Electric Holdings, Inc.	9,232	869,285
Middleby Corp. (a)(b)	8,384	1,018,991
NN, Inc.	10,636	212,720
Nordson Corp.	8,420	1,170,548
Omega Flex, Inc.	3,848	341,510
PACCAR, Inc.	47,354	3,239,961
RBC Bearings, Inc. (a)	2,573	385,461
Sun Hydraulics Corp.	8,593	432,572
TriMas Corp. (a)	13,723	421,296
Woodward, Inc.	7,851	632,477
		11,383,556
Marine - 0.0%
Golden Ocean Group Ltd.	46,792	432,828
Star Bulk Carriers Corp. (a)(b)	26,504	334,746
		767,574
Professional Services - 0.5%
51job, Inc. sponsored ADR (a)(b)	7,146	552,457
CoStar Group, Inc. (a)	6,120	2,706,019
Exponent, Inc.	5,666	296,615
Forrester Research, Inc.	6,745	331,854
Huron Consulting Group, Inc. (a)	7,898	390,951
ICF International, Inc.	5,779	471,855
IHS Markit Ltd. (a)	62,224	3,422,320
Kelly Services, Inc. Class A (non-vtg.)	11,872	299,293
Verisk Analytics, Inc. (a)	22,214	2,645,465
		11,116,829
Road & Rail - 0.9%
AMERCO	2,742	1,027,948
ArcBest Corp.	8,976	431,746
Avis Budget Group, Inc. (a)	13,721	426,860
CSX Corp.	122,862	9,111,446
Heartland Express, Inc.	23,390	478,326
J.B. Hunt Transport Services, Inc.	14,424	1,741,698
Landstar System, Inc.	5,281	611,540
Marten Transport Ltd.	16,358	360,694
Old Dominion Freight Lines, Inc.	12,418	1,892,503
Saia, Inc. (a)	6,613	524,080
Universal Logistics Holdings, Inc.	11,881	434,845
Werner Enterprises, Inc.	9,830	364,202
		17,405,888
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	10,876	403,282
BMC Stock Holdings, Inc. (a)	19,716	443,610
Fastenal Co. (b)	37,586	2,193,519
H&E Equipment Services, Inc.	10,615	369,508
HD Supply Holdings, Inc. (a)	27,054	1,233,392
Rush Enterprises, Inc. Class A	9,638	414,048
		5,057,359
Transportation Infrastructure - 0.0%
Yangtze River Port & Logisti (a)(b)	31,056	359,628

TOTAL INDUSTRIALS		81,425,605

INFORMATION TECHNOLOGY - 43.2%
Communications Equipment - 2.1%
ADTRAN, Inc.	19,548	336,226
Applied Optoelectronics, Inc. (a)(b)	3,335	137,936
Arris International PLC (a)	28,121	728,615
Cisco Systems, Inc.	652,070	31,149,384
CommScope Holding Co., Inc. (a)	28,829	913,591
EchoStar Holding Corp. Class A (a)	8,043	386,064
Extreme Networks, Inc. (a)	35,363	221,726
F5 Networks, Inc. (a)	8,962	1,694,893
Finisar Corp. (a)(b)	30,060	613,224
Infinera Corp. (a)	40,509	362,556
InterDigital, Inc.	4,936	407,714
Ituran Location & Control Ltd.	8,618	293,874
Lumentum Holdings, Inc. (a)(b)	10,490	712,271
Mitel Networks Corp. (a)	38,441	422,851
NETGEAR, Inc. (a)	8,109	574,523
NetScout Systems, Inc. (a)(b)	14,264	356,600
Oclaro, Inc. (a)	46,591	444,478
Quantenna Communications, Inc. (a)	14,460	264,184
Radware Ltd. (a)	15,319	424,336
Sierra Wireless, Inc. (a)(b)	9,905	186,791
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	75,942	638,672
Ubiquiti Networks, Inc. (b)	12,798	1,148,109
ViaSat, Inc. (a)(b)	8,585	539,310
Viavi Solutions, Inc. (a)	41,962	469,974
		43,427,902
Electronic Equipment & Components - 1.1%
Avnet, Inc.	17,310	837,804
Cardtronics PLC (a)	14,695	515,648
CDW Corp.	22,644	1,982,709
Cognex Corp.	28,767	1,547,665
Coherent, Inc. (a)	4,000	762,400
Control4 Corp. (a)	12,545	406,583
ePlus, Inc. (a)	4,559	472,540
Flextronics International Ltd. (a)	77,457	1,068,132
FLIR Systems, Inc.	22,809	1,431,037
Hollysys Automation Technologies Ltd.	16,914	367,034
II-VI, Inc. (a)(b)	10,856	540,086
Insight Enterprises, Inc. (a)	11,068	610,290
IPG Photonics Corp. (a)	8,803	1,544,750
Itron, Inc. (a)	6,107	405,505
Littelfuse, Inc.	3,485	779,107
MTS Systems Corp.	6,047	327,143
National Instruments Corp.	24,778	1,183,150
Novanta, Inc. (a)	9,070	694,762
Orbotech Ltd. (a)	8,433	539,543
OSI Systems, Inc. (a)	5,863	456,669
PC Connection, Inc.	10,601	420,860
Plexus Corp. (a)	8,477	536,509
Sanmina Corp. (a)	18,293	563,424
ScanSource, Inc. (a)	9,346	379,915
Tech Data Corp. (a)	5,513	401,071
Trimble, Inc. (a)	43,554	1,833,623
TTM Technologies, Inc. (a)	28,427	531,585
Zebra Technologies Corp. Class A (a)	8,547	1,467,862
		22,607,406
Internet Software & Services - 10.7%
2U, Inc. (a)	10,750	960,620
Akamai Technologies, Inc. (a)	28,494	2,141,039
Alarm.com Holdings, Inc. (a)(b)	12,249	689,496
Alphabet, Inc.:
Class A (a)	39,529	48,691,822
Class C (a)	46,298	56,399,761
ANGI Homeservices, Inc. Class A (a)(b)	23,313	504,960
Baidu.com, Inc. sponsored ADR (a)	39,388	8,920,594
Baozun, Inc. sponsored ADR (a)(b)	6,717	358,621
Benefitfocus, Inc. (a)(b)	11,560	509,796
BlackLine, Inc. (a)	12,827	676,753
Carbonite, Inc. (a)	10,601	440,472
CarGurus, Inc. Class A	17,366	856,491
Cornerstone OnDemand, Inc. (a)	13,462	761,411
Coupa Software, Inc. (a)	11,513	825,597
DocuSign, Inc. (b)	22,750	1,420,510
Dropbox, Inc. Class A (a)	8,168	219,311
eBay, Inc. (a)	142,979	4,948,503
Endurance International Group Holdings, Inc. (a)	43,736	422,052
Etsy, Inc. (a)	26,280	1,279,573
Facebook, Inc. Class A (a)	330,707	58,115,141
Five9, Inc. (a)	15,412	740,547
Gogo, Inc. (a)(b)	34,625	155,466
Hortonworks, Inc. (a)	21,228	473,809
IAC/InterActiveCorp (a)	13,755	2,712,486
j2 Global, Inc.	10,171	839,819
LivePerson, Inc. (a)	21,270	572,163
LogMeIn, Inc.	10,112	869,126
Match Group, Inc. (a)(b)	14,480	724,724
MercadoLibre, Inc.	6,537	2,238,334
Mimecast Ltd. (a)	14,422	599,811
MINDBODY, Inc. (a)	10,912	404,835
Momo, Inc. ADR (a)	22,406	1,037,174
NetEase, Inc. ADR	11,131	2,200,710
Nutanix, Inc. Class A (a)	21,317	1,200,573
SINA Corp. (a)	13,549	961,437
Sohu.Com Ltd. ADR (a)(b)	11,513	245,803
SPS Commerce, Inc. (a)	5,451	535,670
Stamps.com, Inc. (a)	2,894	719,014
The Trade Desk, Inc. (a)(b)	5,456	774,097
TrueCar, Inc. (a)	35,046	450,692
Tucows, Inc. (a)(b)	4,748	277,995
VeriSign, Inc. (a)	18,696	2,965,373
Web.com Group, Inc. (a)	17,618	492,423
Weibo Corp. sponsored ADR (a)(b)	11,179	857,876
Wix.com Ltd. (a)	7,761	862,247
Yandex NV Series A (a)	49,605	1,593,809
YY, Inc. ADR (a)	6,541	499,929
Zillow Group, Inc.:
Class A (a)	8,537	410,630
Class C (a)(b)	22,826	1,110,485
		216,669,580
IT Services - 2.5%
Acxiom Corp. (a)	20,542	938,564
Amdocs Ltd.	24,298	1,586,173
Automatic Data Processing, Inc.	62,237	9,133,280
Cass Information Systems, Inc.	4,767	340,984
Cognizant Technology Solutions Corp. Class A	83,681	6,563,101
CSG Systems International, Inc.	9,338	348,774
Euronet Worldwide, Inc. (a)	6,663	651,641
ExlService Holdings, Inc. (a)	8,719	558,714
Fiserv, Inc. (a)	58,192	4,659,433
Jack Henry & Associates, Inc.	13,840	2,192,810
ManTech International Corp. Class A	5,293	351,032
MoneyGram International, Inc. (a)	30,023	195,450
NIC, Inc.	23,453	394,010
Paychex, Inc.	48,125	3,525,156
PayPal Holdings, Inc. (a)	168,566	15,563,699
Presidio, Inc. (b)	26,241	396,764
QIWI PLC Class B sponsored ADR (b)	13,740	195,108
Sabre Corp.	41,039	1,071,528
Sykes Enterprises, Inc. (a)	13,126	396,930
Syntel, Inc. (a)	16,304	664,225
Ttec Holdings, Inc.	13,335	349,377
Virtusa Corp. (a)	8,759	510,299
		50,587,052
Semiconductors & Semiconductor Equipment - 8.3%
Acacia Communications, Inc. (a)(b)	11,342	462,413
Advanced Energy Industries, Inc. (a)	6,678	397,875
Advanced Micro Devices, Inc. (a)(b)	157,802	3,971,876
Ambarella, Inc. (a)(b)	9,341	357,854
Amkor Technology, Inc. (a)	30,848	269,303
Analog Devices, Inc.	50,510	4,992,914
Applied Materials, Inc.	147,859	6,360,894
ASML Holding NV (b)	11,346	2,326,497
Axcelis Technologies, Inc. (a)	12,638	255,288
Broadcom, Inc.	57,568	12,609,119
Brooks Automation, Inc.	18,287	720,691
Cabot Microelectronics Corp.	4,483	505,369
Canadian Solar, Inc. (a)(b)	20,229	290,488
Ceva, Inc. (a)	8,555	261,783
Cirrus Logic, Inc. (a)	5,941	261,107
Cree, Inc. (a)	16,062	772,743
Cypress Semiconductor Corp.	57,755	993,964
Diodes, Inc. (a)	13,825	524,244
Entegris, Inc.	23,868	809,125
First Solar, Inc. (a)	17,036	887,235
FormFactor, Inc. (a)	25,128	388,228
Himax Technologies, Inc. sponsored ADR (b)	22,741	146,225
Impinj, Inc. (a)(b)	4,105	88,175
Integrated Device Technology, Inc. (a)	21,309	905,419
Intel Corp.	640,051	30,997,670
KLA-Tencor Corp.	20,565	2,389,859
Kulicke & Soffa Industries, Inc.	18,053	465,587
Lam Research Corp.	22,232	3,848,137
MACOM Technology Solutions Holdings, Inc. (a)(b)	12,669	292,020
Marvell Technology Group Ltd.	107,115	2,215,138
Maxim Integrated Products, Inc.	39,323	2,377,862
Mellanox Technologies Ltd. (a)	8,589	714,605
Microchip Technology, Inc. (b)	31,253	2,688,696
Micron Technology, Inc. (a)	162,291	8,523,523
MKS Instruments, Inc.	8,362	776,830
Monolithic Power Systems, Inc.	6,393	958,119
Nova Measuring Instruments Ltd. (a)(b)	11,224	330,547
NVIDIA Corp.	81,401	22,847,633
NXP Semiconductors NV (a)	55,415	5,161,353
ON Semiconductor Corp. (a)	72,936	1,556,454
Power Integrations, Inc.	3,631	266,334
Qorvo, Inc. (a)	19,351	1,549,822
Qualcomm, Inc.	207,705	14,271,411
Rambus, Inc. (a)	31,013	378,979
Semtech Corp. (a)	14,941	892,725
Silicon Laboratories, Inc. (a)	7,931	777,238
Silicon Motion Technology Corp. sponsored ADR (b)	9,468	557,665
Skyworks Solutions, Inc.	25,609	2,338,102
SolarEdge Technologies, Inc. (a)(b)	7,887	378,182
SunPower Corp. (a)(b)	30,336	203,858
Synaptics, Inc. (a)(b)	9,692	467,736
Texas Instruments, Inc.	138,070	15,519,068
Tower Semiconductor Ltd. (a)(b)	16,800	366,240
Ultra Clean Holdings, Inc. (a)(b)	15,637	238,621
Universal Display Corp.	7,825	957,780
Veeco Instruments, Inc. (a)	14,815	177,780
Xilinx, Inc.	35,052	2,728,097
Xperi Corp.	16,014	251,420
		168,023,920
Software - 10.6%
ACI Worldwide, Inc. (a)	22,601	642,094
Activision Blizzard, Inc.	106,464	7,676,054
Adobe Systems, Inc. (a)	68,976	18,175,866
ANSYS, Inc. (a)	14,918	2,774,450
Aspen Technology, Inc. (a)	13,978	1,612,502
Atlassian Corp. PLC (a)(b)	18,515	1,666,535
Autodesk, Inc. (a)	22,136	3,416,692
Blackbaud, Inc.	9,580	1,001,781
Bottomline Technologies, Inc. (a)	10,617	700,403
CA Technologies, Inc.	56,943	2,494,103
Cadence Design Systems, Inc. (a)	37,492	1,763,624
CDK Global, Inc.	24,186	1,507,272
Changyou.com Ltd. (A Shares) ADR	9,041	121,963
Check Point Software Technologies Ltd. (a)(b)	24,257	2,818,421
Citrix Systems, Inc. (a)	20,182	2,301,152
CommVault Systems, Inc. (a)	7,091	493,888
CyberArk Software Ltd. (a)(b)	8,889	670,408
Descartes Systems Group, Inc. (Canada) (a)	18,518	646,498
Ebix, Inc.	5,871	467,625
Electronic Arts, Inc. (a)	43,555	4,939,573
Everbridge, Inc. (a)	9,512	572,718
FireEye, Inc. (a)	31,608	524,693
Fortinet, Inc. (a)	31,768	2,660,888
Imperva, Inc. (a)	9,417	444,012
Intuit, Inc.	33,139	7,273,016
Magic Software Enterprises Ltd.	7,399	67,331
Manhattan Associates, Inc. (a)	12,306	713,625
Microsoft Corp.	1,026,771	115,337,186
MicroStrategy, Inc. Class A (a)	2,901	432,249
Monotype Imaging Holdings, Inc.	14,546	299,648
NICE Systems Ltd. sponsored ADR (a)(b)	8,784	1,015,343
Nuance Communications, Inc. (a)	46,744	762,862
Open Text Corp.	48,785	1,913,269
Parametric Technology Corp. (a)	21,360	2,134,718
Paylocity Holding Corp. (a)	10,231	812,751
Pegasystems, Inc.	14,891	948,557
Progress Software Corp.	12,213	499,878
Proofpoint, Inc. (a)	8,585	1,018,610
Qualys, Inc. (a)	7,831	713,013
Rapid7, Inc. (a)	13,666	521,358
RealPage, Inc. (a)	16,613	1,036,651
Sapiens International Corp. NV	24,462	294,522
Splunk, Inc. (a)	24,510	3,140,957
SS&C Technologies Holdings, Inc.	36,179	2,146,862
Symantec Corp.	92,360	1,861,978
Synopsys, Inc. (a)	23,205	2,370,159
Take-Two Interactive Software, Inc. (a)	16,534	2,208,281
Talend SA ADR (a)	7,676	472,458
TiVo Corp.	32,593	444,894
Ultimate Software Group, Inc. (a)	5,753	1,781,532
Varonis Systems, Inc. (a)	7,153	528,607
Verint Systems, Inc. (a)	11,590	562,695
Workday, Inc. Class A (a)	20,762	3,208,559
Zynga, Inc. (a)	141,764	589,738
		215,204,522
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	650,168	147,997,728
Cray, Inc. (a)	15,322	332,487
Electronics for Imaging, Inc. (a)	13,786	479,615
Logitech International SA (b)	31,795	1,572,899
NetApp, Inc.	46,826	4,064,965
Seagate Technology LLC	41,955	2,246,271
Stratasys Ltd. (a)(b)	17,679	441,091
Western Digital Corp.	43,175	2,730,387
		159,865,443

TOTAL INFORMATION TECHNOLOGY		876,385,825

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	7,892	15,074
Balchem Corp.	3,224	357,509
Innophos Holdings, Inc.	6,121	267,549
Innospec, Inc.	6,614	513,246
Methanex Corp. (b)	15,332	1,118,707
		2,272,085
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)(b)	5,643	271,993
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	12,204	332,559
Metals & Mining - 0.3%
Century Aluminum Co. (a)	15,795	199,333
Ferroglobe PLC	45,083	373,287
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,268	467,730
Pan American Silver Corp.	28,810	449,148
Randgold Resources Ltd. sponsored ADR	5,820	379,988
Royal Gold, Inc.	9,945	758,406
Schnitzer Steel Industries, Inc. Class A	10,074	265,450
SSR Mining, Inc. (a)(b)	28,758	250,338
Steel Dynamics, Inc.	34,870	1,594,605
		4,738,285
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	23,406	414,286

TOTAL MATERIALS		8,029,208

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Brookfield Property REIT, Inc. Class A	23,500	470,470
CareTrust (REIT), Inc.	25,168	464,350
CIM Commercial Trust Corp.	17,964	280,238
CyrusOne, Inc.	16,338	1,093,992
Equinix, Inc.	13,149	5,734,673
Gaming & Leisure Properties	38,183	1,366,570
Government Properties Income Trust	30,377	513,675
Hospitality Properties Trust (SBI)	22,715	658,508
Lamar Advertising Co. Class A	13,467	1,037,632
Potlatch Corp.	9,393	453,682
Retail Opportunity Investments Corp.	28,017	553,056
Sabra Health Care REIT, Inc.	19,585	461,814
SBA Communications Corp. Class A (a)	20,065	3,114,690
Select Income REIT	23,719	487,425
Senior Housing Properties Trust (SBI)	40,198	768,184
Uniti Group, Inc.	32,755	681,959
		18,140,918
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	35,453	708,517
Colliers International Group, Inc.	8,130	663,047
Cresud S.A.C.I.F. y A. sponsored ADR	14,186	206,264
FirstService Corp.	8,071	690,519
Redfin Corp. (a)(b)	16,716	331,144
		2,599,491

TOTAL REAL ESTATE		20,740,409

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	3,932	287,940
B Communications Ltd. (a)	9,319	95,706
Cogent Communications Group, Inc.	3,638	198,999
Consolidated Communications Holdings, Inc. (b)	12,939	152,810
Frontier Communications Corp. (b)	15,405	80,106
Iridium Communications, Inc. (a)(b)	19,861	402,185
Windstream Holdings, Inc. (a)(b)	10,477	49,347
		1,267,093
Wireless Telecommunication Services - 0.5%
Boingo Wireless, Inc. (a)	13,582	449,293
Shenandoah Telecommunications Co.	10,988	419,192
T-Mobile U.S., Inc. (a)	119,958	7,922,026
VEON Ltd. sponsored ADR (b)	204,812	593,955
Vodafone Group PLC sponsored ADR	73,406	1,586,304
		10,970,770

TOTAL TELECOMMUNICATION SERVICES		12,237,863

UTILITIES - 0.3%
Electric Utilities - 0.2%
MGE Energy, Inc.	8,745	572,360
Otter Tail Corp.	10,478	501,896
Xcel Energy, Inc.	79,835	3,836,072
		4,910,328
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	25,170	519,383
Pattern Energy Group, Inc. (b)	24,992	509,337
		1,028,720
Water Utilities - 0.0%
Connecticut Water Service, Inc.	4,787	327,957
Middlesex Water Co.	6,833	312,951
		640,908

TOTAL UTILITIES		6,579,956

TOTAL COMMON STOCKS
(Cost $1,119,414,048)		1,776,101,722
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 1.86% to 2.05% 9/27/18 to 11/29/18 (d)
(Cost $9,967,275)	10,000,000	9,968,083
	Shares	Value

Money Market Funds - 15.5%
Fidelity Cash Central Fund, 1.97% (e)	218,270,099	$218,313,753
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	96,438,503	96,448,147
TOTAL MONEY MARKET FUNDS
(Cost $314,760,659)		314,761,900
TOTAL INVESTMENT IN SECURITIES - 103.5%
(Cost $1,444,141,982)		2,100,831,705
NET OTHER ASSETS (LIABILITIES) - (3.5)%		(70,076,239)
NET ASSETS - 100%		$2,030,755,466

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	1,662	Sept. 2018	$254,659,950	$12,186,145	$12,186,145

The notional amount of futures purchased as a percentage of Net Assets is 12.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,820,764.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,286,663
Fidelity Securities Lending Cash Central Fund	928,384
Total	$2,215,047

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$337,792,178	$337,792,178	$--	$--
Consumer Staples	78,653,441	78,653,441	--	--
Energy	9,493,404	9,492,362	--	1,042
Financials	127,446,349	127,446,349	--	--
Health Care	217,317,484	217,252,723	--	64,761
Industrials	81,425,605	81,425,605	--	--
Information Technology	876,385,825	876,385,825	--	--
Materials	8,029,208	8,014,134	--	15,074
Real Estate	20,740,409	20,740,409	--	--
Telecommunication Services	12,237,863	12,237,863	--	--
Utilities	6,579,956	6,579,956	--	--
U.S. Government and Government Agency Obligations	9,968,083	--	9,968,083	--
Money Market Funds	314,761,900	314,761,900	--	--
Total Investments in Securities:	$2,100,831,705	$2,090,782,745	$9,968,083	$80,877
Derivative Instruments:
Assets
Futures Contracts	$12,186,145	$12,186,145	$--	$--
Total Assets	$12,186,145	$12,186,145	$--	$--
Total Derivative Instruments:	$12,186,145	$12,186,145	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018